================================================================================

   THE BEDFORD MUNICIPAL
   MONEY MARKET
   PORTFOLIO

   MUNICIPAL
   MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------






   ANNUAL REPORT
   AUGUST 31, 2000

================================================================================

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                       ANNUAL INVESTMENT ADVISER'S REPORT

     A year ago, the financial markets were preoccupied with Y2K preparedness, even as the Federal Reserve was in the midst of a sharp tightening of monetary policy. In the end, Y2K proved to be a non-event, but the Fed's concern about the strength of the U.S. economy was justified, as the nation's gross domestic product grew, in successive quarters, at rates of 4-5%. The second quarter this year, in fact, registered a 5.3% gain, well above the Fed's non-inflationary threshold. Only the concurrent gain in productivity kept the Fed from raising interest rates still higher. At present, the main focus is on energy prices and the threat that $40 per barrel of oil poses to higher producer and consumer prices. Overall, inflation has remained well behaved in the past year, increasing by less than 3%, but it continues to be a key determinant of monetary policy. The Fed's actions over the last year appear to have produced an economic slowdown in the third quarter which may be sufficient to keep the federal funds level at 6.50% through the end of the year.

     Last fall, as the RBB Municipal Money Market Portfolio began preparations for possible cash outflows due to Y2K concerns, yields on municipal money market securities rose approximately 75 basis points to an average of 3.80% by year-end. As Y2K concerns quickly abated and January coupon payments flooded the market, dealers of municipal securities took the opportunity to adjust yields downward reflecting an increase in demand and a decrease in supply of securities. Supply/demand pressures continued in the municipal money markets through the April tax season. In anticipation of large redemptions occurring on April 15, the Municipal Money Market Portfolio increased holdings in weekly variable rate demand notes for liquidity. Tax-related redemptions were unusually large this year and yields on municipal money market securities rose approximately 135 basis points in the month of April. By the end of April, yields on weekly variable rate demand notes had spiked as high as 5.00%. A passive Federal Reserve and new issuance of municipal notes during this past summer returned a degree of stability to the municipal markets. June, July and August witnessed new supply as several large issuers, including $700 million in Los Angeles notes and $3 billion in Texas notes, came to the markets with their annual note deals. The Portfolio participated in several of the large deals and many of the smaller $5-25 million one-year note offerings. For the year ended August 31, 2000, the RBB Municipal Money Market Portfolio generally targeted a 40-50 day range for its average weighted maturity and will likely maintain that position through selective purchases of new one-year rate issuance.

                               BlackRock Institutional Management Corporation (Please dial toll-free 800-430-9618 for questions regarding your account or contact your broker.)

                        REPORT OF INDEPENDENT ACCOUNTANTS

To the Shareholders and Board of Directors of The RBBFund,Inc.:

In our opinion, the accompanying statement of net assets, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Municipal Money Market Portfolio, a separately managed portfolio of The RBB Fund, Inc. (the "Fund") at August 31, 2000, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2000 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Two Commerce Square
Philadelphia, Pennsylvania
October 20, 2000

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                        MUNICIPAL MONEY MARKET PORTFOLIO
                             STATEMENT OF NET ASSETS
                                 AUGUST 31, 2000

                                                           PAR
                                                          (000)       VALUE
                                                         -------   -------------
MUNICIPAL BONDS--99.2%
DISTRICT OF COLUMBIA--1.7%
District of Columbia GO (General Fund
   Recovery) Series B (Societe Generale
   LOC) DN+
   4.350% 09/01/00 ...................................   $ 2,100   $   2,100,000
                                                                   -------------
FLORIDA--4.9%
Greater Orlando Airport Authority
   AMT (Morgan Guaranty LOC) TECP
   4.350% 09/14/00 ...................................     4,000       4,000,000
Putnam County Development Authority
   PCR RB MB (National Rural Utilities
   Co-op Seminole Electric Project)
   Series H 1984++
   4.050% 09/15/00 ...................................     2,000       2,000,000
                                                                   -------------
                                                                       6,000,000
                                                                   -------------
GEORGIA--0.8%
McDuffie County, Development Authority
   AMT (Temple-Inland Forest Product
   Corp. Project) TECP
   4.650% 10/13/00 ...................................     1,000       1,000,000
                                                                   -------------
HAWAII--1.7%
Hawaii State Department of Budget &
   Finance (Palama Meat Co. Project)
   DN (Bank of Hawaii LOC)+
   5.150% 09/07/00 ...................................     2,040       2,040,000
                                                                   -------------
ILLINOIS--12.9%
Addison, Village Of, Dupage County,
   Industrial Revenue Refunding Bonds
   AMT (General Binding Corp. Project)
   1988 DN (ABN AMRO Bank LOC)+
   4.630% 09/07/00 ...................................     1,450       1,450,000
Chicago Gas Supply RB (Peoples Gas
   Light & Coke Co. Project)
   1993B MB++
   4.050% 12/01/00 ...................................     5,575       5,575,000
Chicago, City Of, IDA RB AMT(Goose
   Island Beer O. Project) DN (ABN
   AMRO Bank LOC)+
   4.610% 09/07/00 ...................................     1,900       1,900,000

                                                           PAR
                                                          (000)       VALUE
                                                         -------   -------------
ILLINOIS--(CONTINUED)
East Dundee, Kane and Cook Counties,
   IDA RB AMT (Otto Engine Project)/
   (ABN AMRO Bank LOC) DN+
   4.300% 09/07/00 ...................................   $   900   $     900,000
Illinois Development Finance Authority
   PCR RB (Illinois Power Company
   Project) (ABN-AMRO Bank LOC) MB++
   4.350% 12/15/00 ...................................     2,000       2,000,000
Illinois Health Facilities Authority
   Revolving Fund Pooled Financing
   Program (The University of Chicago
   Project) MB++
   4.150% 09/26/00 ...................................     4,000       4,000,000
                                                                   -------------
                                                                      15,825,000
                                                                   -------------
INDIANA--4.5%
Indiana Development Finance Authority
   IDA RB (Enterprise Center II Project)
   DN (Bank One Illinois Key Bank LOC)+
   4.300% 09/07/00 ...................................     3,000       3,000,000
Indiana State Development Finance
   Authority Economic Development
   AMT RB DN (Saroyan Hardwoods
   Inc. Project) (Banc One Funding
   Corp. LOC)+
   4.500% 09/07/00 ...................................     1,550       1,550,000
Indiana State Educational Facilities
   Authority BAN Series 2000B
   4.850% 05/03/01 ...................................     1,000       1,002,263
                                                                   -------------
                                                                       5,552,263
                                                                   -------------
KANSAS--1.4%
Wyandotte County Kansas City Municipal
   GO Notes Series 9
   4.300% 02/01/01 ...................................     1,663       1,663,000
                                                                   -------------
KENTUCKY--7.2%
Henderson Industrial Building RB AMT
   (Shamrock Technologies) 1997 DN
   (First Union National Bank LOC)+
   4.500% 09/07/00 ...................................     2,771       2,771,000

                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                        MUNICIPAL MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONTINUED)
                                 AUGUST 31, 2000

                                                           PAR
                                                          (000)       VALUE
                                                         -------   -------------
KENTUCKY--(CONTINUED)
Jefferson County PCR RB (Louisville
   Gas & Electric Co. Project) Series
   1993A TECP
   4.500% 11/16/00 ...................................   $ 2,000   $   2,000,000
Kentucky Interlocal School
   Transportation Association TRAN
   Series 2000
   5.000% 06/29/01 ...................................     2,000       2,009,472
Pulaski County Solid Waste Disposal
   Facilities PCRB AMT (East Kentucky
   Power) Series B MB++
   4.300% 02/15/01 ...................................     2,000       2,000,000
                                                                   -------------
                                                                       8,780,472
                                                                   -------------
MARYLAND--2.5%
Maryland State Economic Development
   Corp. RB AMT (John Schmitz &
   Sons Inc. Project) DN (Allfirst
   Bank LOC)+
   4.390% 09/07/00 ...................................     3,000       3,000,000
                                                                   -------------
MASSACHUSETTS--2.5%
New England Educational Loan
   Marketing Corp. MB++
   6.200% 09/01/00 ...................................     3,000       3,000,000
                                                                   -------------
MICHIGAN--3.6%
Michigan State Strategic Fund Limited
   AMT DN (Banc One LOC)+
   4.500% 09/07/00 ...................................     4,400       4,400,000
                                                                   -------------
MINNESOTA--3.2%
Hennepin County GO Series 2000B
   (Landesbank Hessen-Thuringen
   Girozentrale LOC) DN+
   4.150% 09/07/00 ...................................     2,800       2,800,000
Minneapolis GO Series 1995B DN
   (Bayerische Landesbank Hypo-Uno
   Vereinsbank LOC)+
   4.150% 09/07/00 ...................................       200         200,000

                                                           PAR
                                                          (000)       VALUE
                                                         -------   -------------
MINNESOTA--(CONTINUED)
Minneapolis GO Series 1999
   (Convention Center Project) DN
   (Bayerische Hypo-Uno Vereinsbank
   LOC)+
   4.150% 09/07/00 ...................................   $   485   $     485,000
Minneapolis GO Series 1999A DN
   (Bayerische Hypo-Uno
   Vereinsbank LOC)+
   4.150% 09/07/00 ...................................       200         200,000
Minneapolis GO Bonds
   Series 1999 DN (Bayerische Hypo-
   Uno Vereinsbank LOC)+
   4.150% 09/07/00 ...................................       200         200,000
                                                                   -------------
                                                                       3,885,000
                                                                   -------------
NEBRASKA--3.1%
Lancaster County Industrial
   Development RB AMT(Sun-Husker
   Foods, Inc. Project) DN (Bank of
   Tokyo LOC)+
   4.750% 09/07/00 ...................................     3,800       3,800,000
                                                                   -------------
NEW JERSEY--2.1%
Aberdeen Township BAN
   4.900% 08/16/01 ...................................     1,000       1,004,113
New Jersey State Educational Facilities
   Authority RB DN Series 2000 B
   (Allied Irish Banks LOC)+
   4.050% 09/07/00 ...................................     1,600       1,600,000
                                                                   -------------
                                                                       2,604,113
                                                                   -------------
NEW YORK--3.7%
New York State Energy Research &
   Development Authority PCR RB
   (Niagara Mohawk Power) Series A
   DN (Toronto Dominion LOC)+
   4.350% 09/01/00 ...................................       200         200,000
Oswego, County Of, IDA RB AMT
   (Crysteel Manufacturing, Inc.
   Project) DN (Key Corp. Bank
   N.A. LOC)+
   4.450% 09/07/00 ...................................     1,200       1,200,000

                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                        MUNICIPAL MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONTINUED)
                                 AUGUST 31, 2000

                                                           PAR
                                                          (000)       VALUE
                                                         -------   -------------
NEW YORK--(CONTINUED)
Saint Lawrence County IDA
   Environmental Improvement RB
   AMT (Reynolds Metals Co.)
   DN (Royal Bank of Canada LOC)+
   4.000% 09/07/00 ...................................   $ 1,200   $   1,200,000
Ulster County IDA RB 1998A AMT
   (Viking Industries, Inc. Project)
   DN (Key Corp. Bank N.A. LOC)+
   4.450% 09/07/00 ...................................     1,900       1,900,000
                                                                   -------------
                                                                       4,500,000
                                                                   -------------
NORTH CAROLINA--5.9%
Gates County Industrial Facilities &
   Pollution Control Financing Authorty
   RB AMT (Coxe-Lewis Project) DN
   (First Union National Bank LOC)+
   4.500% 09/07/00 ...................................     1,870       1,870,000
Lee County Industrial Facilities and
   Pollution Control Financing
   Authority RB AMT (Var-Arden Corp
   Project) Series 1999 DN (Comerica
   Bank Detroit LOC)+
   4.450% 09/07/00 ...................................       200         200,000
North Carolina Medical Care Commission
   Hospital RB DN (Wachovia Bank)+
   4.300% 09/07/00 ...................................     1,000       1,000,000
Wilkes County Industrial Facilities and
   Pollution Control Financing Authority
   RB AMT (Schas Circular Industries,
   Inc. Project) Series 1997A DN (Marine
   Midland LOC)+
   4.300% 09/07/00 ...................................     4,200       4,200,000
                                                                   -------------
                                                                       7,270,000
                                                                   -------------
OHIO--6.0%
Cuyahoga County RB (The Cleveland
   Clinic) Series D DN (Bank America
   N.A. LOC)+
   4.300% 09/07/00 ...................................       300         300,000
Cuyahoga County Hospital RB (Cleveland
   Clinic Foundation Project) Series 1998
   A DN (Chase Manhattan LOC)+
   4.250% 09/07/00 ...................................     2,200       2,200,000

                                                           PAR
                                                          (000)       VALUE
                                                         -------   -------------
OHIO--(CONTINUED)
Indian Hill Village Economic Development
   RB DN Series 1999 (Fifth Third Bank
   LOC)+
   4.300% 09/07/00 ...................................   $ 3,300   $   3,300,000
Shaker Heights City School District TAN
   Series 2000
   4.500% 10/23/00 ...................................     1,500       1,500,827
                                                                   -------------
                                                                       7,300,827
                                                                   -------------
OKLAHOMA--2.2%
Oklahoma County Finance Authority IDA
   RB AMT (Southwest Electric Co.
   Project) Series 1998 DN (Bank One
   Oklahoma LOC)+
   4.500% 09/07/00 ...................................     2,720       2,720,000
                                                                   -------------
PENNSYLVANIA--1.8%
Pennsylvania Higher Education Facilities
   Authority RB (University of
   Pennsylvania Health Services Project)
   Series 1984B DN+
   4.350% 09/07/00 ...................................     1,200       1,200,000
Philadelphia IDA RB DN Series 1990A &
   1990B (Morgan Guaranty LOC)+
   4.300% 09/01/00 ...................................     1,000       1,000,000
                                                                   -------------
                                                                       2,200,000
                                                                   -------------
PUERTO RICO--0.7%
Puerto Rico Government Development
   Bank Series 1985 DN (MBIA
   Insurance; Credit Suisse SBPA)+
   3.750% 09/07/00 ...................................       900         900,000
                                                                   -------------
TENNESSEE--7.4%
City of Jackson IDA RB (Quadion
   Corporation Project) AMT DN
   (Suntrust Bank, N.A. LOC)+
   4.400% 09/07/00 ...................................     3,000       3,000,000
Morristown IDA AMT (Petoskey Plastic
   Project) DN (Comerica Bank LOC)+
   4.550% 09/07/00 ...................................     6,000       6,000,000
                                                                   -------------
                                                                       9,000,000
                                                                   -------------

                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                        MUNICIPAL MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONCLUDED)
                                 AUGUST 31, 2000

                                                           PAR
                                                          (000)       VALUE
                                                         -------   -------------
TEXAS--12.5%
Austin Airport System Revenue Financial
   Sevices Department AMT First Union
   2A-7 Merlots Series 2000 J (MBIA
   Insurance) DN
   4.420% 09/07/00 ...................................   $ 3,000   $   3,000,000
Brazos River Harbor Navigational District
   PCR RB (The Dow Chemical Co.
   Project) 1988 MB++
   4.250% 11/20/00 ...................................     8,000       8,000,000
Denton IDA AMT (Hartzell Manufacturing Inc.
   Project) DN (National City Bank of
   Cleveland LOC)+
   4.550% 09/07/00 ...................................     1,300       1,300,000
Haltom City IDA RB AMT DN 1995
   (ABN AMRO LOC)+
   4.300% 09/07/00 ...................................     3,000       3,000,000
                                                                   -------------
                                                                      15,300,000
                                                                   -------------
VIRGINIA--5.1%
Metro Washington DC Airport Authority
   AMT TECP (Bank of America LOC)
   4.500% 01/10/01 ...................................     4,000       4,000,000
Smyth County IDA RB (Summit Properties
   Project) AMT DN (Fifth Third Bank
   LOC)+
   4.500% 09/07/00 ...................................     2,300       2,300,000
                                                                   -------------
                                                                       6,300,000
                                                                   -------------
WISCONSIN--1.8%
Mequon, City of, IDA RB AMT (Johnson
   Level GRW Investment Project) DN
   (Bank One Wisconsin LOC)+
   4.500% 09/07/00 ...................................     2,180       2,180,000
                                                                   -------------
     TOTAL MUNICIPAL BONDS
       (Cost $121,320,675) ...........................               121,320,675
                                                                   -------------
TOTAL INVESTMENTS--99.2%
   (Cost $121,320,675*) ..............................               121,320,675
                                                                   -------------

                                                                      VALUE
                                                                   -------------
OTHER ASSETS IN EXCESS
   OF LIABILITIES--0.8% ..............................             $     968,486
                                                                   -------------
NET ASSETS (Applicable to
   122,163,704 Bedford shares,
   199,255 Cash Preservation shares,
   and 800 other shares)--100.0% .....................             $ 122,289,161
                                                                   =============

NET ASSET VALUE, Offering and
   redemption price per share
   ($122,289,161 / 122,363,759) ......................                     $1.00
                                                                           =====

*    Also cost for Federal income tax purposes.
+ Variable Rate Demand Notes -- The interest rate shown is the rate as of August 31, 2000 and the maturity date shown is the longer of the next interest readjustment date or the date the principal amount shown can be recovered through demand.
++   Put Bonds -- Maturity date is the put date.

INVESTMENT ABBREVIATIONS

AMT ................Alternative Minimum Tax
BAN .................Bond Anticipation Note
DN .............................Demand Note
GO .....................General Obligations
IDA .......Industrial Development Authority
LOC .......................Letter of Credit
MB ..........................Municipal Bond
PCR ..............Pollution Control Revenue
RB ............................Revenue Bond
TAN ..................Tax Anticipation Note
TECP ...........Tax Exempt Commercial Paper
TRAN .....Tax and Revenue Anticipation Note

                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                             STATEMENT OF OPERATIONS
                       FOR THE YEAR ENDED AUGUST 31, 2000

                                                                     MUNICIPAL
                                                                   MONEY MARKET
                                                                     PORTFOLIO
                                                                   ------------
Investment Income
   Interest.....................................................   $9,003,237
                                                                   ----------
Expenses
   Distribution fees............................................    1,400,210
   Investment advisory fees.....................................      814,139
   Administration fees..........................................      232,947
   Transfer agent fees..........................................       94,706
   Printing fees................................................      104,478
   Custodian fees...............................................       55,542
   Legal fees...................................................       18,485
   Registration fees............................................       83,000
   Audit fees...................................................       18,932
   Directors' fees..............................................       11,597
   Insurance expense............................................        2,885
   Miscellaneous................................................        3,953
                                                                   ----------
                                                                    2,840,874
   Less fees waived.............................................     (741,791)
   Less other expenses reimbursed...............................      (54,444)
                                                                   ----------
        Total expenses..........................................    2,044,639
                                                                   ----------
Net investment income...........................................    6,958,598
                                                                   ----------
Net realized loss on investments................................           --
                                                                   ----------
Net increase in net assets resulting from operations............   $6,958,598
                                                                   ==========

                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                        MUNICIPAL MONEY
                                                       MARKET PORTFOLIO
                                                -------------------------------
                                                    FOR THE          FOR THE
                                                  YEAR ENDED       YEAR ENDED
                                                AUGUST 31, 2000  AUGUST 31, 1999
                                                ---------------  ---------------
Increase (decrease) in net assets:
Operations:
  Net investment income .......................  $   6,958,598     $  6,771,609
  Net gain (loss) on investments ..............             --               --
                                                 -------------     ------------
  Net increase in net assets
    resulting from operations .................      6,958,598        6,771,609
                                                 -------------     ------------
Distributions to shareholders:
Dividends to shareholders from
  Net Investment Income:
    Bedford shares ............................     (3,912,970)      (3,903,796)
    Cash Preservation shares ..................         (6,360)          (4,151)
    Janney Montgomery Scott shares ............     (3,039,268)      (2,863,662)
                                                 -------------     ------------
                                                    (6,958,598)      (6,771,609)

      Total Dividends to
        shareholders ..........................     (6,958,598)      (6,771,609)
                                                 -------------     ------------
Net capital share transactions (Note 3) .......   (142,742,303)      19,860,650
                                                 -------------     ------------
Total increase/(decrease) in net assets .......   (142,742,303)      19,860,650
Net Assets:
  Beginning of year ...........................    265,031,464      245,170,814
                                                 -------------     ------------
  End of year .................................  $ 122,289,161     $265,031,464
                                                 =============     ============

                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                            FINANCIAL HIGHLIGHTS (b)
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                  MUNICIPAL MONEY MARKET PORTFOLIO
                                                           ----------------------------------------------------------
                                                            FOR THE     FOR THE     FOR THE     FOR THE     FOR THE
                                                             YEAR        YEAR        YEAR        YEAR        YEAR
                                                             ENDED       ENDED       ENDED       ENDED       ENDED
                                                           AUGUST 31,  AUGUST 31,  AUGUST 31,  AUGUST 31,  AUGUST 31,
                                                              2000        1999        1998        1997        1996
                                                           ----------  ----------  ----------  ----------  ----------
Net asset value, beginning of year .......................  $   1.00    $   1.00    $   1.00    $   1.00    $   1.00
                                                            --------    --------    --------    --------    --------
Income from investment operations:
  Net investment income ..................................    0.0301      0.0243      0.0286      0.0285      0.0288
                                                            --------    --------    --------    --------    --------
   Total from investment operations ......................    0.0301      0.0243      0.0286      0.0285      0.0288
                                                            --------    --------    --------    --------    --------
Less distributions
  Dividends (from net investment income) .................   (0.0301)    (0.0243)    (0.0286)    (0.0285)    (0.0288)
                                                            --------    --------    --------    --------    --------
   Total distributions ...................................   (0.0301)    (0.0243)    (0.0286)    (0.0285)    (0.0288)
                                                            --------    --------    --------    --------    --------
Net asset value, end of year .............................  $   1.00    $   1.00    $   1.00    $   1.00    $   1.00
                                                            ========    ========    ========    ========    ========
  Total Return ...........................................     3.05%       2.46%       2.97%       2.88%       2.92%

Ratios /Supplemental Data
  Net assets, end of year (000) ..........................  $131,201    $150,278    $147,633    $213,034    $201,940
  Ratios of expenses to average net assets ...............    .89%(a)     .89%(a)     .89%(a)     .85%(a)     .84%(a)
  Ratios of net investment income to average net assets ..     2.98%       2.43%       2.86%       2.85%       2.88%

(a) Without the waiver of advisory, administration and transfer agent fees and without the reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Municipal Money Market Portfolio would have been 1.21%, 1.15%, 1.15%, 1.14% and 1.12% for the years ended August 31, 2000, 1999, 1998, 1997 and 1996, respectively.

(b) Financial Highlights relate solely to the Bedford Class of shares within each portfolio.

                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                          NOTES TO FINANCIAL STATEMENTS
                                 AUGUST 31, 2000

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The RBB Fund, Inc (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund was incorporated in Maryland on February 29, 1988.

     The Fund has authorized capital of thirty billion shares of common stock of which 19.88 billion shares are currently classified into ninety-seven classes. Each class represents an interest in one of fourteen investment portfolios of the Fund. The classes have been grouped into fourteen separate "families", nine of which have begun investment operations: the Bedford Family, the Select Family, the Sansom Street Family, the Cash Preservation Family, the Principal Family, the n/i numeric investors Family, the Boston Partners Family, the Bogle Family and the Schneider Family. The Bedford Family represents interests in one portfolio, which is covered in this report.

              A) SECURITY VALUATION -- Portfolio securities are valued under the amortized cost method, which approximates current market value. Under this method, securities are valued at cost when purchased and thereafter a constant proportionate amortization of any discount or premium is recorded until maturity of the security. Regular review and monitoring of the valuation is performed to ensure that cost continues to approximate market value and to avoid dilution or other unfair results to shareholders. The Portfolio seeks to maintain net asset value per share at $1.00.

              B) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis. Certain expenses, principally distribution, transfer agency and printing, are class specific expenses and vary by class. Expenses not directly attributable to a specific portfolio or class are allocated based on relative net assets of each portfolio and class, respectively.

              C) DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income are declared daily and paid monthly. Any net realized capital gains are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

              D) FEDERAL INCOME TAXES -- No provision is made for Federal taxes. It is the Fund's intention to have each portfolio to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code and make the requisite distributions to its shareholders which will be sufficient to relieve it from Federal income and excise taxes.

              E) REPURCHASE AGREEMENTS -- Money market instruments may be purchased subject to the seller's agreement to repurchase them at an agreed upon date and price. The seller will be required on a daily basis to maintain the value of the securities subject to the agreement at not less than the repurchase price plus accrued interest. If the value of the underlying securities fall below 102% of the value of the purchase price plus accrued interest, the Fund will require the seller to deposit additional collateral by the next Fund business day. In the event that the seller under the agreement defaults on its repurchase obligation or fails to deposit sufficient collateral, the Fund has the contractual right, subject to the requirements of applicable bankruptcy and insolvency laws, to sell the underlying securities and may claim any resulting loss from the seller. The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Fund's custodian or a third party sub-custodian.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 AUGUST 31, 2000

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

              F) USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions. These estimates and assumptions affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

     Pursuant to Investment Advisory Agreements, BlackRock Institutional Management Corp. ("BIMC"), an indirect majority-owned subsidiary of The PNC Financial Services Group, Inc., serves as investment adviser to the portfolio described herein.

     For its advisory services, BIMC is entitled to receive the following fees, computed daily and payable monthly, and based on the portfolio's average daily net assets:

          PORTFOLIO                                ANNUAL RATE
 ----------------------------      --------------------------------------------
 Municipal Money Market            .35% of first $250 million of net assets;
   Portfolio                       .30% of next $250 million of net assets;
                                   .25% of net assets in excess of $500 million.

     BIMC may, at its discretion, voluntarily waive all or any portion of its advisory fee for this portfolio. For each class of shares within the portfolio, the net advisory fee charged to each class is the same on a relative basis. For the year ended August 31, 2000, advisory fees and waivers for the investment portfolio were as follows:

                                             GROSS                                      NET
                                           ADVISORY                                  ADVISORY
                                              FEE                WAIVER                 FEE
                                         --------------       ------------          ----------
Municipal Money Market Portfolio           $814,139            $(734,744)             $79,395

     The investment advisor has agreed to reimburse each portfolio for the amount, if any, by which the total operating and management expenses exceed the cap. For the year ended August 31, 2000, other expenses reimbursed were $54,444, for the Municipal Money Market Portfolio.

     In addition, PFPC Trust Co. serves as custodian for each of the Fund's portfolios. PFPC serves as each class's transfer and dividend disbursing agent. Both PFPC Trust Co. and PFPC are wholly-owned subsidiaries of PFPC Worldwide Inc., an indirect majority owned subsidiary of The PNC Financial Services Group, Inc.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 AUGUST 31, 2000

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (CONTINUED)

     PFPC may, at its discretion, voluntarily waive all or any portion of its transfer agency fee for any class of shares. For the year ended August 31, 2000, no fees were waived. Transfer agency fees were as follows:

                                                                 TRANSFER AGENCY
                                                                       FEE
                                                                 ---------------
    Municipal Money Market Portfolio
        Bedford Class                                                $36,210
        Cash Preservation Class                                          810
        Janney Montgomery Scott Class*                                57,686
                                                                     -------
            Total Municipal Money Market Portfolio                   $94,706
                                                                     =======

     In addition, PFPC serves as administrator for the Municipal Money Market Portfolio. The administration fee is computed daily and payable monthly at an annual rate of .10% of the Portfolio's average daily net assets. PFPC may, at its discretion, voluntarily waive all or any portion of its administration fee for the Portfolio. For the year ended August 31, 2000, the administration fee and waiver for the portfolio were as follows:

                                                GROSS                                        NET
                                           ADMINISTRATION                              ADMINISTRATION
                                                 FEE                 WAIVER                  FEE
                                           ---------------         -----------        ----------------
     Municipal Money Market Portfolio         $232,947              $(7,047)              $225,900

     The Fund, on behalf of each class of shares within the investment portfolio, has adopted Distribution Plans pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. The Fund has entered into Distribution Contracts with Provident Distributors Inc. ("PDI"), which provide for each class to make monthly payments, based on average net assets, to PDI of up to .65% on an annualized basis for the Bedford and Cash Preservation classes.

     For the year ended August 31, 2000, distribution fees for each class were as follows:

                                                               DISTRIBUTION
                                                                    FEE
                                                               ------------
     Municipal Money Market Portfolio
         Bedford Class                                          $  789,730
         Cash Preservation Class                                       873
         Janney Montgomery Scott Class*                            609,607
                                                                ----------
             Total Municipal Money Market Portfolio             $1,400,210
                                                                ==========

*The Janney Montgomery Scott Class of shares was liquidated on July 31, 2000.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 AUGUST 31, 2000

NOTE 3. CAPITAL SHARES

     Transactions in capital shares (at $1 per capital share) for each year were as follows:

                                                      MUNICIPAL MONEY MARKET PORTFOLIO
                                                      --------------------------------
                                                          FOR THE          FOR THE
                                                        YEAR ENDED       YEAR ENDED
                                                      AUGUST 31, 2000  AUGUST 31, 1999
                                                      ---------------  ---------------
                                                           VALUE            VALUE
                                                      ---------------  ---------------
     Shares sold:
         Bedford Class                                 $ 240,430,505    $ 471,166,299
         Cash Preservation Class                              62,468          178,689
         Janney Montgomery Scott Class*
         Scott Class                                     389,880,620      445,130,179
         Principal Class                                          --               --
         Sansom Street Class                                      --               --
         Select Class                                             --               --
                                                       -------------    -------------
            Total Shares Sold                            630,373,593      916,475,167
     Shares issued on reinvestment of dividends:
         Bedford Class                                     3,875,706        3,895,215
         Cash Preservation Class                               6,129            3,980
         Janney Montgomery Scott Class*                    3,013,665        2,871,349
         Principal Class                                          --               --
         Sansom Street Class                                      --               --
         Select Class                                             --               --
                                                       -------------    -------------
            Total Shares Reinvested                        6,895,500        6,770,544
     Shares repurchased:
         Bedford Class                                  (272,492,533)    (472,416,562)
         Cash Preservation Class                             (83,714)         (60,295)
         Janney Montgomery Scott Class*                 (507,435,149)    (430,908,204)
         Principal Class                                          --               --
         Sansom Street Class                                      --               --
         Select Class                                             --               --
                                                       -------------    -------------
            Total Shares Repurchased                    (780,011,396)    (903,385,061)
                                                       -------------    -------------
     Net increase (decrease)                           $(142,742,303)   $  19,860,650
                                                       =============    =============
     Bedford Shares authorized                           500,000,000      500,000,000
                                                       =============    =============

*The Janney Montgomery Scott Class of shares was liquidated on July 31, 2000.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 AUGUST 31, 2000

NOTE 4. NET ASSETS

     At August 31, 2000, net assets consisted of the following:

                                                                     MUNICIPAL
                                                                   MONEY MARKET
                                                                     PORTFOLIO
                                                                   ------------
Paid-in capital                                                    $122,307,654
Accumulated net realized gain/(loss) on investments                     (18,493)
                                                                   ------------
   Total net assets                                                $122,289,161
                                                                   ============

NOTE 5. CAPITAL LOSS CARRYOVER

     At August 31, 2000 capital loss carryovers were available to offset future realized gains as follows: $18,493 in the Municipal Money Market Portfolio of which, $1,058 expires in 2001, $9,789 expires in 2002, $674 expires in 2004, $3,917 expires in 2005, and $3,055 expires in 2006.

     The Municipal Money Market Portfolio had $444 of capital loss carryover that expired in 2000.

                        TAX INFORMATION FOR SHAREHOLDERS
                                   (UNAUDITED)

In the twelve months ended August 31, 1999 (the end of the Fund's fiscal year), 100% of the dividends paid by the Municipal Money Market Portfolio were exempt-interest dividends for purposes of federal income taxes and free from such taxes. However, approximately 55% of such dividends was attributable to interest on private activity bonds which must be included in federal alternative minimum taxable income for the purpose of determining liability for federal alternative minimum tax.

In January 2001, you will be furnished with a schedule showing the yearly percentage breakdown by state or U.S. possession of the source of interest earned by the Municipal Money Market Portfolio in calendar year 2000. It is suggested that you consult your tax adviser concerning the applicability of state and local taxes to dividends paid by the Fund during the year.